FINANCIAL INSTRUMENTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
(Gain) loss on derivative financial instruments
Gain (loss) on derivative financial instruments	$ 1,509,000	$ (819,000)	$ 3,683,000
Warrants
(Gain) loss on derivative financial instruments
Realized loss on derivative financial instruments	(2,827,000)
Mark-to-market gain (loss)	(488,000)	(1,294,000)
Zinc
Financial instruments
Number of derivative instruments outstanding	0	0
Copper
Financial instruments
Number of derivative instruments outstanding	0	0
Silver
Financial instruments
Number of derivative instruments outstanding	0	0
Metal
Financial instruments
Number of derivative instruments outstanding	0	0
Designated as hedges | Zinc
(Gain) loss on derivative financial instruments
Realized gain on derivative financial instruments	60,000	430,000	3,419,000
Designated as hedges | Copper
(Gain) loss on derivative financial instruments
Realized gain on derivative financial instruments		63,000	79,000
Designated as hedges | Silver
(Gain) loss on derivative financial instruments
Realized loss on derivative financial instruments			(3,403,000)
Designated as hedges | Heating oil
(Gain) loss on derivative financial instruments
Realized loss on derivative financial instruments		(1,523,000)
Foreign exchange zero cost collars | Designated as hedges
Financial instruments
Net premium payable to counterparty
Foreign exchange zero cost collars | Designated as hedges | 2014 expenditures
Financial instruments
Amount of expenditures hedged	60,000,000
Call options | Sell
Financial instruments
Number of derivative instruments outstanding	0
(Gain) loss on derivative financial instruments
Premiums realized on written foreign exchange call options	3,375,000	1,505,000	4,995,000
Exposure to interest rate risk	170,000,000	332,000,000
Fixed weighted average interest rate on short-term investments and cash equivalents (as a percent)	0.53%	0.47%
Expected 2013 diesel fuel exposure | Designated as hedges | Heating oil
Financial instruments
Notional amount	10,500,000
Average price (in dollars per gallon)	2.99
Percentage of Meadowbank's expected exposure	55.00%
Foreign exchange forwards
(Gain) loss on derivative financial instruments
Realized loss on derivative financial instruments			(1,407,000)
Equity derivative
(Gain) loss on derivative financial instruments
Mark-to-market gain (loss)	$ 1,389,000